Document and Entity Information - USD ($)	12 Months Ended
	Jun. 28, 2017	Aug. 14, 2017	Dec. 28, 2016
Document Documentand Entity Information [Abstract]
Entity Registrant Name	BRINKER INTERNATIONAL INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-28
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jun. 28, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		48,454,974
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,411,056,503